Employee Benefits - Summary of Net Defined Benefit Liability Asset (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	$ 3,688	$ 4,239
Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	661	674
Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	350	460
Net benefit cost recognized in the consolidated statements of income [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	468	374	$ 359
Gain or Loss on Settlement or Curtailment	(14)	(3)	(61)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	387	319	282
Net benefit cost recognized in the consolidated statements of income [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	318	244	245
Gain or Loss on Settlement or Curtailment	(5)	(2)	(61)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	304	248	224
Net benefit cost recognized in the consolidated statements of income [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	125	106	93
Gain or Loss on Settlement or Curtailment	(8)	(1)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	49	41	34
Net benefit cost recognized in the consolidated statements of income [member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	25	24	21
Gain or Loss on Settlement or Curtailment	(1)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	34	$ 30	$ 24
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	429
Gain or Loss on Settlement or Curtailment	(12)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	382
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Discount rates [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	284
Gain or Loss on Settlement or Curtailment	(4)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	291
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Discount rates [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	121
Gain or Loss on Settlement or Curtailment	(7)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	53
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Discount rates [member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	24
Gain or Loss on Settlement or Curtailment	(1)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	38
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Future salary growth [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	440
Gain or Loss on Settlement or Curtailment	(14)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	349
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Future salary growth [Member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	309
Gain or Loss on Settlement or Curtailment	(6)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	296
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Future salary growth [Member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	131
Gain or Loss on Settlement or Curtailment	(8)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	53
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Medical cost trend rates [Member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	29
Gain or Loss on Settlement or Curtailment	(1)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	41
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	481
Gain or Loss on Settlement or Curtailment	(15)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	342
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Discount rates [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	324
Gain or Loss on Settlement or Curtailment	(6)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	261
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Discount rates [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	129
Gain or Loss on Settlement or Curtailment	(8)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	46
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Discount rates [member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	28
Gain or Loss on Settlement or Curtailment	(1)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	35
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Future salary growth [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	404
Gain or Loss on Settlement or Curtailment	(10)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	286
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Future salary growth [Member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	284
Gain or Loss on Settlement or Curtailment	(3)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	239
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Future salary growth [Member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	120
Gain or Loss on Settlement or Curtailment	(7)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	47
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Medical cost trend rates [Member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	24
Gain or Loss on Settlement or Curtailment	(1)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	34
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate +1% [member] | Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	332
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate +1% [member] | Discount rates [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	391
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate +1% [member] | Discount rates [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	(79)
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate +1% [member] | Discount rates [member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	20
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate +1% [member] | Future salary growth [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	543
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate +1% [member] | Future salary growth [Member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	610
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate +1% [member] | Future salary growth [Member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	(67)
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate +1% [member] | Medical cost trend rates [Member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	33
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate -1% [member] | Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	547
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate -1% [member] | Discount rates [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	571
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate -1% [member] | Discount rates [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	(61)
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate -1% [member] | Discount rates [member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	37
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate -1% [member] | Future salary growth [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	372
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate -1% [member] | Future salary growth [Member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	444
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate -1% [member] | Future salary growth [Member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	(72)
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate -1% [member] | Medical cost trend rates [Member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	$ 23